Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Summary of Capitalized Costs for Oil and Gas Producing Activities
A.    Capitalized costs for oil and gas producing activities (unaudited):

	2024		2023	2022
Proved Properties	Ps.	3,182,017,349	2,992,418,072	2,866,888,317
Construction in progress	101,026,986		87,417,444	78,758,180
Accumulated depreciation and amortization	(2,346,799,094)		(2,246,990,816)	(2,150,051,501)
Net capitalized costs	Ps.	936,245,241	832,844,700	795,594,996

Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities
B.    Costs incurred for oil and gas property exploration and development activities (unaudited):

	2024		2023
Exploration	Ps.	52,693,932	67,956,743
Development	123,422,798		171,348,160
Total costs incurred	Ps.	176,116,730	239,304,903

Summary of Results of Operations for Oil and Gas Producing Activities
C.    Results of operations for oil and gas producing activities (unaudited):

	2024		2023	2022
Revenues from sale of oil and gas	Ps.	895,464,369	931,509,764	1,347,063,715
Hydrocarbon duties	198,488,864		338,881,974	404,918,526
Production costs (excluding taxes)	321,010,191		347,603,900	421,514,923
Other costs and expenses	59,261,551		56,536,914	94,115,614
Exploration expenses	60,148,763		16,589,853	38,752,353
Depreciation, depletion, amortization and accretion	99,491,976		116,710,477	173,178,527
	738,401,345		876,323,118	1,132,479,943
Results of operations for oil and gas producing activities	Ps.	157,063,024	55,186,646	214,583,772

Summary of Results of Operations for Oil and Gas Producing Activities
D.    Sales prices (unaudited)
The following table summarizes average sales prices in U.S. dollars for each of the years ended December 31 (excluding production taxes):

Description	2024	2023	2022
	U.S.$	U.S.$	U.S.$
Weighted average sales price per barrel of oil equivalent (boe) (1)	57.73	54.76	69.31
Crude oil, per barrel	70.44	65.89	89.84
Natural gas, per thousand cubic feet	3.63	3.87	7.17
(1)To convert dry gas to barrels of oil equivalent, a factor of 5.201 thousand cubic feet of dry gas per barrel of oil equivalent is used.
Summary of Oil and Gas Proved Reserves
Summary of oil and gas (1) proved reserves as of December 31, 2024 based on average fiscal year prices

	Crude oil and Condensates (2)	Dry Gas (3)
	(in millions of barrels)	(in billions of cubic feet)
Proved developed and undeveloped reserves:
Proved developed reserves	3,463.9	5,773.4
Proved undeveloped reserves	2,030.6	4,400.2
Total proved reserves	5,494.5	10,173.6
Note: Numbers may not total due to rounding.
(1)PEMEX does not currently produce synthetic oil or synthetic gas, or other natural resources from which synthetic oil or synthetic gas can be produced.
(2)Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(3)Reserve volumes reported in this table are volumes of dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.
Disclosure of Proved Developed and Undeveloped Reserve
Crude oil and condensate reserves
(including natural gas liquids) (1)

	2024	2023	2022
Proved developed and undeveloped reserves:
At December 31,	5,894	6,089	6,073
Revisions (2)	271	529	647
Extensions and discoveries	26	16	78
Production	(705)	(744)	(710)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	8	4	1
At December 31,	5,494	5,894	6,089
Proved developed reserves at December 31,	3,464	3,500	3,698
Proved undeveloped reserves at December 31,	2,031	2,394	2,391
Note: Numbers may not total due to rounding.
(1)Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(2)Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.
Source: Pemex Exploration and Production.
Dry Gas Reserves

	2024	2023	2022
	(in billions of cubic feet)
Proved developed and undeveloped reserves:
At December 31,	8,251	7,080	7,040
Revisions (1)	2,752	2,069	847
Extensions and discoveries	56	12	43
Production (2)	(888)	(917)	(854)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	4	7	4
At December 31,	10,175	8,251	7,080
Proved developed reserves at December 31,	5,773	4,314	4,368
Proved undeveloped reserves at December 31,	4,400	3,936	2,711
Note: Numbers may not total due to rounding.
(1)Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.
(2)Production refers here to dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.
Disclosure of standardized measure of discounted future net cash flows
Standardized measure of discounted future net cash flows as of December 31

	2024	2023	2022
	(in millions of U.S. dollars)
Future cash inflows	325,024	362,836	512,547
Future production costs (excluding profit taxes)	(108,034)	(157,758)	(174,115)
Future development costs	(26,880)	(26,082)	(26,013)
Future cash flows before tax	190,110	178,996	312,419
Future production and excess gains taxes	(98,122)	(135,723)	(205,035)
Future net cash flows	91,988	43,273	107,384
Effect of discounting net cash flows by 10%	(37,864)	(15,421)	(44,461)
Standardized measure of discounted future net cash flows	54,124	27,852	62,923
Note: Table amounts may not total due to rounding.
Disclosure of Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in standardized measure of discounted future net cash flows

	2024	2023	2022
	(in millions of U.S. dollars)
Sales of oil and gas produced, net of production costs	(34,933)	(41,751)	(54,470)
Net changes in prices and production costs	37,159	(96,667)	77,278
Extensions and discoveries	921	540	3,078
Development cost incurred during the year	6,011	8,657	5,738
Changes in estimated development costs	(7,629)	(6,012)	(5,523)
Reserves revisions and timing changes	13,860	16,737	15,773
Accretion of discount of pre-tax net cash flows	7,192	18,679	9,749
Net changes in production and excess gains taxes	3,691	64,747	(24,927)
Aggregate change in standardized measure of discounted future net cash flows	26,272	(35,070)	26,696
Standardized measure:
As of January 1	27,852	62,922	36,226
As of December 31	54,124	27,852	62,922
Change	26,272	(35,070)	26,696
Note: Table amounts may not total due to rounding.